Financial Assets and Liabilities - Summary of Borrowings (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Nov. 19, 2021
Borrowings
Borrowing arrangements	$ 81,919	$ 81,919
Less: transaction costs	(8,280)	(8,247)
Amortization of carrying amount, net of payments made	26,036	22,962
Borrowings	99,675	96,634
Current borrowings
Current borrowings	5,489	5,017
Non-current Borrowings
Non-current Borrowings	94,186	91,617
Total borrowings	99,675	96,634
NovaQuest Capital Management, L.L.C.
Current borrowings
Current borrowings	816	372
Non-current Borrowings
Non-current Borrowings	49,511	47,898
Oaktree Capital Management, L.P.
Borrowings
Borrowings			$ 60,000
Current borrowings
Current borrowings	4,673	4,645
Non-current Borrowings
Non-current Borrowings	$ 44,675	$ 43,719
Total borrowings			$ 60,000